8. Stockholder's Equity (Details Narrative) (USD $)	6 Months Ended				6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012 Director [Member]	Dec. 31, 2011 Director [Member]	Dec. 31, 2011 Non Board Director [Member]	Jun. 30, 2012 Warrant [Member]	Jun. 30, 2012 Cash Less Warrant [Member]
Unregistered common stock sold	2,056,334		149,500		1,028,167
Unregistered common stock value	4,702,303	151,190	358,800
Common stock price per share					$ 2.5
Warrants issued	1,425,982
Warrants issued price per share	$ 3.5
Expenses in issuance of unregistered common stock	$ 414,661
Common stock issued					200,000	25,265
Common stock issued price per share					$ 0.3
Common stock value					60,000
capital stock						263
Common stock not issued			95,835
Common stock not issued value			$ 230,004
Awarded unregistered common stock			39,406	6,423
Remaining shares of unregistered common stock		53,665		25,000